RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended					9 Months Ended
	Feb. 04, 2019	Jun. 17, 2020	Dec. 31, 2019	Dec. 19, 2019	Aug. 21, 2019	Jun. 28, 2019	May 31, 2020	May 31, 2019
Disclosure of transactions between related parties [line items]
Amount of paid or accrued independent directors fees and services							$ 353	$ 155
Increase (decrease) in number of shares outstanding	3,124,059	1,221,500		3,225,807	8,326,957
West Kirkland Mining Inc [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions							$ 40	$ 41
Deepkloof Limited [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding	2,141,942		612,931		6,940,000	1,111,111
Deepkloof Limited [Member] | Subsequent Events [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding		500,000
Proportion of ownership interest		31.59%